Acquisitions - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended
	Jul. 01, 2014	Jul. 02, 2012	Apr. 27, 2012	Jul. 01, 2009	Dec. 31, 2014 Location	Dec. 31, 2012	Apr. 29, 2011
Carrier Enterprise I
Business Acquisition [Line Items]
Controlling interest	80.00%			60.00%
Non-controlling interest, ownership percentage				40.00%
Percentage of additional ownership acquired	10.00%	10.00%
Cash consideration	$ 87,735	$ 51,881
Carrier Enterprise III
Business Acquisition [Line Items]
Controlling interest			60.00%
Non-controlling interest, ownership percentage			40.00%
Cash consideration			80,489
Number of locations joint venture operates from					37
Goodwill and intangibles, purchase price allocation			216,463
Percent of tax basis of acquired goodwill amortized at a rate of 7%			75.00%
Goodwill amortization rate			7.00%
Fair value of acquired intangible assets			151,172
Identified intangible assets, trade names and distribution rights			95,515
Purchase price			173,739
Transaction costs included in selling, general and administrative expenses						1,200
Carrier Enterprise III | Customer Relationships
Business Acquisition [Line Items]
Finite-lived intangible assets, average useful life, in years			15 years
Identified intangible assets, customer relationships			55,657
UTC Canada
Business Acquisition [Line Items]
Shares issued to UTC Canada Corporation, an affiliate of Carrier Corporation			1,250,000
Fair value of shares issued to UTC Canada Corporation			$ 93,250
Carrier Enterprise II
Business Acquisition [Line Items]
Controlling interest							60.00%
Non-controlling interest, ownership percentage							40.00%